February 1, 2018

U.S. Securities and Exchange Commission 100
F Street, N.E.
Washington, DC 20549

RE: Vanguard Fixed Income Securities Funds (the “Trust”)
File No. 2-47371

Commissioners:

Enclosed is the 118th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A,
which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purposes of this
Amendment are: (1) to change the name of Vanguard REIT II Index Fund to Vanguard Real Estate II
Index Fund; (2) to change the REIT II Index Fund’s benchmark index; (3) to disclose a change to the
REIT II Index Fund’s investment objective; and (4) to effect a number of non-material editorial changes.

Pursuant to the requirements of Rule 485(a)(1), we request that the Amendment become effective 60 days after filing. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

If you have any questions or comments concerning the enclosed Amendment, please contact me at
(610) 669-9296.

Sincerely,

Anthony V. Coletta Jr.
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc:	Lisa N. Larkin
U. S. Securities and Exchange Commission